UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-08906
                                   --------------------------------------------

                           Lake Forest Funds
-------------------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

         8720 Georgia Ave., Suite 808, Silver Springs, MD      20910
-------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (317)917-7000
                                                   ----------------------------

Date of fiscal year end:   02/28
                        --------------------

Date of reporting period:  08/31/04
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.




===============================================================================
                                Lake Forest Funds
===============================================================================












                               SEMI-ANNUAL REPORT

                                 AUGUST 31, 2004

                                   (UNAUDITED)







                                  FUND ADVISOR:

                          PROFIT INVESTMENT MANAGEMENT
                                8720 GEORGIA AVE.
                                    SUITE 808
                            SILVER SPRINGS, MD 20910


                            TOLL FREE: (800) 592-7722

THE LAKE FOREST FUNDS
LAKE FOREST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)


COMMON STOCKS - 98.59%                                                               SHARES                  VALUE
                                                                                   ------------          ---------------

AIR COND & Warm Air Heating Equip & COMM & Indl Refrig Equip - 2.37%
American Standard Companies, Inc. (a)                                                 3,600                $    135,396
                                                                                                         ---------------

AIRCRAFT - 0.31%
Northrop Grumman Corp.                                                                  344                      17,768
                                                                                                         ---------------

AIRCRAFT ENGINES & ENGINE PARTS - 3.29%
United Technologies Corp.                                                             2,000                     187,820
                                                                                                         ---------------

BEVERAGES - 1.93%
PepsiCo, Inc.                                                                         2,200                     110,000
                                                                                                         ---------------

COMPUTER COMMUNICATION EQUIPMENT - 2.63%
Cisco Systems, Inc.                                                                   8,000                     150,080
                                                                                                         ---------------

COMPUTER STORAGE DEVICES - 1.31%
Western Digital Corp.                                                                10,000                      74,600
                                                                                                         ---------------

COMPUTERS & OFFICE EQUIPMENT - 2.38%
Hewlett-Packard Co.                                                                   3,795                      67,893
International Business Machines Corp.                                                   800                      67,752
                                                                                                         ---------------
                                                                                                                135,645
                                                                                                         ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (NO COMPUTER EQUIPMENT) - 8.62%
General Electric Co.                                                                 15,000                     491,850
                                                                                                         ---------------

FEDERAL & FEDERALLY - SPONSORED CREDIT AGENCIES - 2.35%
Federal Home Loan Mortgage Corp (Freddie Mac)                                         2,000                     134,240
                                                                                                         ---------------

GRAIN MILL PRODUCTS - 3.65%
General Mills, Inc.                                                                   4,400                     207,900
                                                                                                         ---------------

GUIDED MISSILES & SPACE VEHICLES & Parts - 4.72%
Lockheed Martin Corp.                                                                 5,000                     268,900
                                                                                                         ---------------

MISCELLANEOUS TRANSPORTATION EQUIPMENT - 2.89%
Polaris Industries, Inc.                                                              3,500                     165,060
                                                                                                         ---------------

OPERATIVE BUILDERS - 3.11%
Toll Brothers, Inc. (a)                                                               4,000                     177,560
                                                                                                         ---------------

PAPER MILLS - 3.51%
Kimberly-Clark Corp.                                                                  3,000                     200,100
                                                                                                         ---------------

PETROLEUM REFINING - 9.72%
BP PLC.                                                                               5,292                     284,180
ChevronTexaco Corp.                                                                   2,772                     270,270
                                                                                                         ---------------
                                                                                                                554,450
                                                                                                         ---------------
See accompanying notes which are an integral part of the financial statements.

                                      -1-

THE LAKE FOREST FUNDS
LAKE FOREST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
AUGUST 31, 2004 (UNAUDITED)


COMMON STOCKS - 98.59% - CONTINUED                                                   SHARES                  VALUE
                                                                                   ------------          ---------------

PHARMACEUTICAL PREPARATIONS - 10.96%
Johnson & Johnson                                                                     3,000                   $ 174,300
Merck & Co., Inc.                                                                     4,000                     179,880
Pfizer, Inc.                                                                          8,300                     271,161
                                                                                                         ---------------
                                                                                                                625,341
                                                                                                         ---------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 3.21%
Home Depot, Inc.                                                                      5,000                     182,800
                                                                                                         ---------------

RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 3.02%
Staples, Inc.                                                                         6,000                     172,080
                                                                                                         ---------------

RETAIL - VARIETY STORES - 3.13%
Target Corp.                                                                          4,000                     178,320
                                                                                                         ---------------

SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 2.04%
Washington Mutual, Inc.                                                               3,000                     116,490
                                                                                                         ---------------

SEMICONDUCTORS & RELATED DEVICES - 4.48%
Intel Corp.                                                                          12,000                     255,480
                                                                                                         ---------------

SERVICES - PERSONAL SERVICES - 2.28%
Cendant Corp.                                                                         6,000                     129,780
                                                                                                         ---------------

SERVICES - PREPACKAGED SOFTWARE - 5.74%
Microsoft Corp.                                                                      12,000                     327,600
                                                                                                         ---------------

SHIP & Boat Building & REPAIRING - 3.42%
General Dynamics Corp.                                                                2,000                     195,280
                                                                                                         ---------------

SOAP, DETERGENT, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 3.93%
Procter & Gamble, Inc.                                                                4,000                     223,880
                                                                                                         ---------------

SURETY INSURANCE - 3.59%
MGIC Investment Corp.                                                                 3,000                     204,810
                                                                                                         ---------------

TOTAL COMMON STOCKS (COST $4,891,090)                                                                         5,623,230
                                                                                                         ---------------

MONEY MARKET SECURITIES - 1.34%
First American Treasury Obligations Fund - Class A, 0.74%, (Cost $76,674) (b)        76,674                      76,674
                                                                                                         ---------------

TOTAL INVESTMENTS (COST $4,967,764) - 99.93%                                                               $  5,699,904
                                                                                                         ---------------

CASH AND OTHER ASSETS LESS LIABILITIES - 0.07%                                                                    3,898
                                                                                                         ---------------

TOTAL NET ASSETS - 100.00%                                                                                 $  5,703,802
                                                                                                         ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2004.

See accompanying notes which are an integral part of the financial statements.

THE LAKE FOREST FUNDS
LAKE FOREST MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

                                                                                    PRINCIPAL
REPURCHASE AGREEMENTS - 99.63%                                                       AMOUNT                  VALUE
                                                                                   ------------          ---------------

USBank Repo, 9/1/04                                                                 $3,959,516              $ 3,959,516
                                                                                                         ---------------
 (Collateralized by FLMC, 5.50%, 4/1/17, Market Value $4,038,735)

TOTAL REPURCHASING AGREEMENTS (COST $3,959,516)                                                               3,959,516
                                                                                                         ---------------

TOTAL INVESTMENTS (COST $3,959,516) - 99.63%                                                                  3,959,516
                                                                                                         ---------------

OTHER ASSETS LESS LIABILITIES - 0.37%                                                                            14,852
                                                                                                         ---------------

TOTAL NET ASSETS - 100.00%                                                                                  $ 3,974,368
                                                                                                         ===============

See accompanying notes which are an integral part of the financial statements.

THE LAKE FOREST FUNDS
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2004
(UNAUDITED)

                                                                                     CORE EQUITY          MONEY MARKET
                                                                                    ---------------    --------------------
ASSETS
Investments in securities:
    At cost                                                                            $ 4,967,764             $ 3,959,516
                                                                                    ===============    ====================
    At value                                                                           $ 5,699,904             $ 3,959,516
Interest receivable                                                                             12                     127
Dividends receivable                                                                        12,221                       -
Receivable for fund shares sold                                                                  -                   3,375
Receivable from Advisor                                                                          -                  11,395
                                                                                    ---------------    --------------------
     TOTAL ASSETS                                                                        5,712,137               3,974,413
                                                                                    ---------------    --------------------

LIABILITIES
Accrued advisory fees                                                                        8,335                       -
Income distribution payable                                                                      -                      45
                                                                                    ---------------    --------------------
     TOTAL LIABILITIES                                                                       8,335                      45
                                                                                    ---------------    --------------------

NET ASSETS                                                                             $ 5,703,802             $ 3,974,368
                                                                                    ===============    ====================

NET ASSETS CONSIST OF:
Paid in capital                                                                        $ 6,559,998             $ 3,977,133
Accumulated net investment income (loss)                                                    19,426                  (2,765)
Accumulated net realized gain (loss) on investments                                     (1,607,762)                      -
Net unrealized appreciation (depreciation) on investments                                  732,140                       -
                                                                                    ---------------    --------------------

Net Assets                                                                             $ 5,703,802             $ 3,974,368
                                                                                    ===============    ====================

Shares Outstanding (unlimited number of shares issued with no par value)                   252,789               3,992,083
                                                                                    ---------------    --------------------

NET ASSET VALUE,
offering price per share                                                                   $ 22.56                  $ 1.00
                                                                                    ===============    ====================

Redemption price per share                                                                 $ 22.45 (a)              $ 1.00
                                                                                    ===============    ====================



(a) A redemption fee of 0.50% is charged on all shares redeemed within 90 days of purchase.


See accompanying notes which are an integral part of the financial statements.

THE LAKE FOREST FUNDS
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 2004
(UNAUDITED)

                                                                                      CORE EQUITY        MONEY MARKET
                                                                                      -------------   --------------------
INVESTMENT INCOME
Dividend income                                                                           $ 44,601                    $ -
Interest income                                                                                560                 20,275
                                                                                      -------------   --------------------
  TOTAL INCOME                                                                              45,161                 20,275
                                                                                      -------------   --------------------

EXPENSES
Investment advisor fee                                                                      37,295                 11,520
                                                                                      -------------   --------------------
  TOTAL EXPENSES                                                                            37,295                 11,520
Waived expenses (a)                                                                              -                      -
                                                                                      -------------   --------------------
Total operating expense                                                                     37,295                 11,520
                                                                                      -------------   --------------------
NET INVESTMENT INCOME                                                                        7,866                  8,755
                                                                                      -------------   --------------------


REALIZED & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                          938,932                      -
Change in net unrealized appreciation (depreciation)
   on investment securities                                                               (991,397)                     -
                                                                                      -------------   --------------------
Net realized and unrealized gain (loss) on investment securities                           (52,465)                     -
                                                                                      -------------   --------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $(44,599)               $ 8,755
                                                                                      =============   ====================


(a) See note 3 to the financial statements.


See accompanying notes which are an integral part of the financial statements.

LAKE FOREST CORE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS ENDED
                                                                          AUGUST 31, 2004              YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                           (UNAUDITED)             FEBRUARY 29, 2004
                                                                       -----------------------   ------------------------
OPERATIONS
  Net investment income                                                               $ 7,866                   $ 18,548
  Net realized gain (loss) on investment securities                                   938,932                    (91,160)
  Change in net unrealized appreciation (depreciation)                               (991,397)                 1,720,245
                                                                       -----------------------   ------------------------
  Net increase (decrease) in net assets resulting from operations                     (44,599)                 1,647,633
                                                                       -----------------------   ------------------------
DISTRIBUTIONS
  From net investment income                                                                -                    (31,839)
                                                                       -----------------------   ------------------------
  Total distributions                                                                       -                    (31,839)
                                                                       -----------------------   ------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                            89,401                    469,714
  Reinvestment of distributions                                                             -                     31,441
  Amount paid for shares repurchased                                                 (874,750)                  (641,037)
                                                                       -----------------------   ------------------------
  Net decrease in net assets resulting
     from share transactions                                                         (785,349)                  (139,882)
                                                                       -----------------------   ------------------------
TOTAL DECREASE IN NET ASSETS                                                         (829,948)                 1,475,912
                                                                       -----------------------   ------------------------

NET ASSETS
  Beginning of period                                                               6,533,750                  5,057,838
                                                                       -----------------------   ------------------------

  End of period                                                                   $ 5,703,802                $ 6,533,750
                                                                       =======================   ========================

  Undistributed net investment income                                                $ 19,426                   $ 11,560
                                                                       -----------------------   ------------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                           3,993                     22,074
  Shares issued in reinvestment of distributions                                            -                      1,411
  Shares repurchased                                                                  (39,292)                   (30,820)
                                                                       -----------------------   ------------------------

  Net decrease from capital transactions                                              (35,299)                    (7,335)
                                                                       =======================   ========================


See accompanying notes which are an integral part of the financial statements.

LAKE FOREST MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS ENDED
                                                                          AUGUST 31, 2004                YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                           (UNAUDITED)              FEBRUARY 29, 2004
                                                                      -------------------------   -------------------------
OPERATIONS
  Net investment income                                                                $ 8,755                    $ 38,136
                                                                      -------------------------   -------------------------
  Net increase in net assets resulting from operations                                   8,755                      38,136
                                                                      -------------------------   -------------------------
DISTRIBUTIONS
  From net investment income                                                            (8,753)                    (38,136)
                                                                      -------------------------   -------------------------
  Total distributions                                                                   (8,753)                    (38,136)
                                                                      -------------------------   -------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                            118,001                     729,735
  Reinvestment of distributions                                                          8,522                      36,564
  Amount paid for shares repurchased                                                (1,539,916)                 (2,043,319)
                                                                      -------------------------   -------------------------
  Net decrease in net assets resulting
     from share transactions                                                        (1,413,393)                 (1,277,020)
                                                                      -------------------------   -------------------------
TOTAL DECREASE IN NET ASSETS                                                        (1,413,391)                 (1,277,020)
                                                                      -------------------------   -------------------------

NET ASSETS
  Beginning of period                                                                5,387,759                   6,666,422
                                                                      -------------------------   -------------------------

  End of period                                                                    $ 3,974,368                 $ 5,389,402
                                                                      =========================   =========================

Accumulated net investment loss                                                       $ (2,765)                        $ -
                                                                      -------------------------   -------------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                          118,001                     730,858
  Shares issued in reinvestment of distributions                                         8,522                      36,564
  Shares repurchased                                                                (1,539,916)                 (2,043,354)
                                                                      -------------------------   -------------------------

  Net decrease from capital transactions                                            (1,413,393)                 (1,275,932)
                                                                      =========================   =========================



See accompanying notes which are an integral part of the financial statements.

LAKE FOREST CORE EQUITY FUND
FINANCIAL HIGHLIGHTS

                                              SIX MONTHS ENDED
                                               AUGUST 31, 2004              YEAR ENDED               YEAR ENDED
                                                 (UNAUDITED)            FEBRUARY 29, 2004         FEBRUARY 28, 2003
                                            ----------------------    -----------------------  ------------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                      $ 22.68                    $ 17.12                   $ 23.70
                                            ----------------------    -----------------------  ------------------------
Income from investment operations
  Net investment income                                      0.04                       0.07                      0.10
  Net realized and unrealized gain (loss)                   (0.16)                      5.60                     (6.64)
                                            ----------------------    -----------------------  ------------------------
Total from investment operations                            (0.12)                      5.67                     (6.54)
                                            ----------------------    -----------------------  ------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                    -                      (0.11)                    (0.04)
  From net realized gain                                        -                          -                         -
                                            ----------------------    -----------------------  ------------------------
Total distributions                                             -                      (0.11)                    (0.04)
                                            ----------------------    -----------------------  ------------------------

Net asset value, end of period                            $ 22.56                    $ 22.68                   $ 17.12
                                            ======================    =======================  ========================

TOTAL RETURN                                               -0.53% (a)                 33.13%                   -27.62%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                           $ 5,704                    $ 6,534                   $ 5,058
Ratio of expenses to average net assets                     2.45% (b)                  1.41%                     1.25%
Ratio of net investment income to
   average net assets                                       0.65% (b)                  0.31%                     0.49%
Portfolio turnover rate                                    40.13%                      0.00%                     0.73%


(a) Not annualized.
(b) Annualized.


See accompanying notes which are an integral part of the financial statements.

LAKE FOREST CORE EQUITY FUND
FINANCIAL HIGHLIGHTS - CONTINUED

                                                 YEAR ENDED                 YEAR ENDED               YEAR ENDED
                                              FEBRUARY 28, 2002         FEBRUARY 28, 2001         FEBRUARY 29, 2000
                                            ----------------------    -----------------------  ------------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                      $ 26.86                    $ 31.66                   $ 29.23
                                            ----------------------    -----------------------  ------------------------
Income from investment operations
  Net investment income (loss)                              (0.08)                      0.02                      0.18
  Net realized and unrealized gain (loss)                   (3.08)                     (4.40)                     2.58
                                            ----------------------    -----------------------  ------------------------
Total from investment operations                            (3.16)                     (4.38)                     2.76
                                            ----------------------    -----------------------  ------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                    -                      (0.21)                    (0.18)
  From net realized gain                                        -                      (0.21)                    (0.15)
                                            ----------------------    -----------------------  ------------------------
Total distributions                                             -                      (0.42)                    (0.33)
                                            ----------------------    -----------------------  ------------------------

Net asset value, end of period                            $ 23.70                    $ 26.86                   $ 31.66
                                            ======================    =======================  ========================

TOTAL RETURN                                              -11.76%                    -14.02%                     9.33%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                          $ 10,313                   $ 12,522                  $ 15,983
Ratio of expenses to average net assets                     1.87%                      1.25%                     1.25%
Ratio of net investment income to
   average net assets                                       0.33%                      0.07%                     0.58%
Portfolio turnover rate                                     0.32%                     19.65%                     3.71%



See accompanying notes which are an integral part of the financial statements.

LAKE FOREST MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS ENDED
                                                   AUGUST 31, 2004              YEAR ENDED               YEAR ENDED
                                                     (UNAUDITED)            FEBRUARY 29, 2004        FEBRUARY 28, 2003
                                                -----------------------   -----------------------  -----------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                            $ 1.00                    $ 1.00                   $ 1.00
                                                -----------------------   -----------------------  -----------------------
Income from investment operations
  Net investment income                                              -                      0.01                     0.01
  Net realized and unrealized gain (loss)                            -                         -                        -
                                                -----------------------   -----------------------  -----------------------
Total from investment operations                                     -                      0.01                     0.01
                                                -----------------------   -----------------------  -----------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                         -                     (0.01)                   (0.01)
  From net realized gain                                             -                         -                        -
                                                -----------------------   -----------------------  -----------------------
Total distributions                                                  -                     (0.01)                   (0.01)
                                                -----------------------   -----------------------  -----------------------

Net asset value, end of period                                  $ 1.00                    $ 1.00                   $ 1.00
                                                =======================   =======================  =======================

TOTAL RETURN                                                     0.20% (a)                 0.60%                    1.26%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                $ 3,974                   $ 5,389                  $ 6,666
Ratio of expenses to average net assets                          0.50% (b)                 0.41%                    0.50%
Ratio of expenses to average net assets
   before waiver & reimbursement                                 1.06% (b)                 0.50%                    0.25%
Ratio of net investment income to
   average net assets                                            (0.12)(b)                 0.62%                    1.02%
Ratio of net investment income to
   average net assets before waiver & reimbursement              (0.68)%                   0.53%                    1.27%


(a) Not annualized.
(b) Annualized.


See accompanying notes which are an integral part of the financial statements.

LAKE FOREST MONEY MARKET FUND
FINANCIAL HIGHLIGHTS - CONTINUED

                                                      YEAR ENDED                YEAR ENDED               YEAR ENDED
                                                  FEBRUARY 28, 2002         FEBRUARY 28, 2001        FEBRUARY 29, 2000
                                                -----------------------   -----------------------  -----------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                            $ 1.00                    $ 1.00                   $ 1.00
                                                -----------------------   -----------------------  -----------------------
Income from investment operations
  Net investment income                                           0.03                      0.06                     0.05
  Net realized and unrealized gain (loss)                            -                         -                        -
                                                -----------------------   -----------------------  -----------------------
Total from investment operations                                  0.03                      0.06                     0.05
                                                -----------------------   -----------------------  -----------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.03)                    (0.06)                   (0.05)
  From net realized gain                                             -                         -                        -
                                                -----------------------   -----------------------  -----------------------
Total distributions                                              (0.03)                    (0.06)                   (0.05)
                                                -----------------------   -----------------------  -----------------------

Net asset value, end of period                                  $ 1.00                    $ 1.00                   $ 1.00
                                                =======================   =======================  =======================

TOTAL RETURN                                                     2.91%                     6.23%                    5.08%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                $ 7,196                   $ 8,588                  $ 9,708
Ratio of expenses to average net assets                          0.50%                     0.50%                    0.50%
Ratio of expenses to average net assets
   before waiver & reimbursement                                 0.25%                     0.20%                    0.13%
Ratio of net investment income to
   average net assets                                            2.74%                     5.73%                    4.59%
Ratio of net investment income to
   average net assets before waiver & reimbursement              2.99%                     6.03%                    4.97%


See accompanying notes which are an integral part of the financial statements.

                              THE LAKE FOREST FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                           AUGUST 31, 2004 (UNAUDITED)

NOTE 1.  ORGANIZATION

The Lake Forest Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated November 23, 1994 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of two series have been authorized, which constitute the interest in Lake Forest Core Equity Fund (the "Equity Fund") and Lake Forest Money Market Fund (the "Money Market Fund"). The investment objective of the Equity Fund is to provide long-term capital appreciation together with current income. The investment objective of the Money Market Fund is to provide the highest level of current income consistent with liquidity and security of principal.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when it is determined that the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by a pricing committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotation, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by a pricing committee, subject to review of the Board of Trustees. Short-term investments by the Equity Fund in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, and all investments held by the Money Market Fund are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

FEDERAL INCOME TAXES - There is no provision for federal income taxes. Each Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains as dividends to its shareholders. The Equity Fund intends to declare and pay dividends on a quarterly basis, and the Money Market Fund intends to declare daily and pay monthly. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

SECURITY TRANSACTIONS AND RELATED INCOME - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

OTHER - The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for

                              THE LAKE FOREST FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                     AUGUST 31, 2004 (UNAUDITED) - CONTINUED

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.  INVESTMENT ADVISORY AGREEMENT

The Trust had an investment advisory agreement with Profit Investment Management (the "Adviser"). Eugene A. Profit and Dr. Joseph A. Quash are the controlling shareholders and an officer of the Adviser. Under the terms of the management agreement, the Adviser manages the Funds' investments subject to the supervision of the Board of Trustees and pays all of the operating expenses of the Funds except brokerage, taxes, interest and extraordinary expenses.

The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the six months ended August 31, 2004, the Adviser did not receive a fee from the Equity Fund or the Money Market Fund. For the six months ended August 31, 2004, the Adviser did not waive fees for the Equity Fund and the Money Market Fund.

At a meeting of the Board of Trustees of The Lake Forest Funds held on March 5, 2004, the Board approved an interim management agreement between The Lake Forest Funds and Profit Investment Management ("PIM"). The previous adviser, Boberski & Company, resigned by mutual consent on the same day. Eugene A. Profit, the President of the Adviser, is primarily responsible for managing the portfolio of the Funds and has acted in this capacity since the close of business on March 5, 2004. Pursuant to a management agreement with PIM, the Funds will pay all their operating expenses. PIM has agreed to waive all advisory fees with respect to the services it renders to the Funds. PIM will reimburse the Trust for the Trust's expenses, excluding brokerage fees and commissions, taxes, borrowing costs, and such extraordinary or non-recurring expenses as may arise in order to maintain the total operating expenses of the Equity Fund and the Money Market Fund at 2.45% and 1.00% of their average daily net assets, respectively.

NOTE 4.  INVESTMENTS

For the six months ended August 31, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                           CORE EQUITY   MONEY MARKET
                                          ------------- --------------
        PURCHASES
          U.S. Government Obligations      $        -    $          -
          Other                             2,614,172               -

        SALES
          U.S. Government Obligations      $        -    $          -
          Other                             2,350,526               -

                              THE LAKE FOREST FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                     AUGUST 31, 2004 (UNAUDITED) - CONTINUED

NOTE 4.  INVESTMENTS - CONTINUED

As of August 31, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                                    CORE EQUITY         MONEY MARKET
                                   -------------      ----------------
        Gross Appreciation          $   889,384         $         -
        Gross (Depreciation)           (167,245)                  -
                                   -------------      ----------------
        Net Appreciation
        on Investments              $   732,140         $         -
                                   =============      ================

At August 31, 2004, the aggregate cost of securities for federal income tax purposes was $4,815,447 and $3,959,516 for the Equity Fund and the Money Market Fund, respectively.

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

EQUITY FUND. On December 23, 2003, the Equity Fund paid an income dividend of $0.1103 per share to shareholders of record on December 22, 2003. Classification of all distributions for 2004 and 2003 were the same for both book and tax basis.

As of February 29, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:


Undistributed ordinary income/(accumulated losses)              $      11,560
Undistributed long-term capital gain/(accumulated losses)          (2,546,694)
Unrealized appreciation/(depreciation)                              1,723,537
                                                                --------------
                                                                $    (811,597)
                                                                ==============

MONEY MARKET FUND. For the fiscal year ended February 29, 2004, the Money Market Fund paid monthly income dividends totaling $0.0062 per share to shareholders. Classifications of all distributions for 2004 and 2003 were the same for both book and tax basis.

For the six months ended August 31, 2004, the Money Market Fund paid monthly income dividends totaling $0.002 per share to shareholders. Classifications of all distributions for 2004 and 2003 were the same for both book and tax basis.

NOTE 6. CAPITAL LOSS CARRYFORWARDS

The Equity Fund has available capital loss carryforwards in the amount of $2,546,694 to offset future capital gains. The loss carryforwards expire as follows:

                          EXPIRES
        AMOUNT          FEBRUARY 28,
     -------------   -----------------

     $   145,268           2009
       2,310,266           2010
          91,160           2011

FUND HOLDINGS - (UNAUDITED)
-------------

                                [CHART OMITTED]

LAKE FOREST CORE EQUITY PORTFOLIO ANALYSIS AS OF AUGUST 31, 2004 1

        Large Cap < $5 billion          90.92%
        Other Securities                 7.74%
        Short-Term Investments           1.34%

1As a percent of net assets

The Lake Forest Core Equity Fund (the "Core Equity Fund") normally invests at least 65% of its total assets in dividend paying common stock of large, established and growing companies with market capitalizations above $5 billion.

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 29, 2004 to August 31, 2004.

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60, then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------- -------------------- -------------------- --------------------------------
  LAKE FOREST CORE EQUITY FUND      BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID DURING PERIOD*
                                          VALUE                VALUE          FEBRUARY 29 - AUGUST 31, 2004
                                    FEBRUARY 29, 2004     AUGUST 31, 2004
---------------------------------- -------------------- -------------------- --------------------------------
Actual                                  $1,000.00             $990.30                    $12.29
(-0.97% return)
---------------------------------- -------------------- -------------------- --------------------------------
Hypothetical                            $1,000.00            $1,012.85                   $12.40
(5% return before expenses)
---------------------------------- -------------------- -------------------- --------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


FUND HOLDINGS - (UNAUDITED)
-------------

                                [CHART OMITTED]

LAKE FOREST MONEY MARKET FUND PORTFOLIO ANALYSIS AS OF AUGUST 31, 2004 1

        Repurchase Agreements           99.68%
        Short-Term Investments           0.32%

1As a percent of net assets

The Fund invests exclusively in obligations issued or guaranteed as to principal and interest by the United States government, its agencies and its instrumentalities ("U.S. Government Securities") as well as repurchase agreements involving these securities.

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 29, 2004 to August 31, 2004.

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60, then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------- --------------------- --------------------- -------------------------------
 LAKE FOREST MONEY MARKET FUND     BEGINNING ACCOUNT       ENDING ACCOUNT      EXPENSES PAID DURING PERIOD*
                                         VALUE                  VALUE         FEBRUARY 29 - AUGUST 31, 2004
                                   FEBRUARY 29, 2004      AUGUST 31, 2004
--------------------------------- --------------------- --------------------- -------------------------------
Actual                                 $1,000.00             $1,002.00                    $2.52
(0.20% return)
--------------------------------- --------------------- --------------------- -------------------------------
Hypothetical                           $1,000.00             $1,022.68                    $2.55
(5% return before expenses)
--------------------------------- --------------------- --------------------- -------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at (888) 912-4562.


TRUSTEES
Kenneth J. Malek, Chairman
Robert A. Alfe
Gary M. Patyk
Eugene A. Profit

OFFICERS
Eugene A. Profit, President and Secretary

INVESTMENT ADVISOR
Profit Investment Management
8720 Georgia Ave., Suite 808
Silver Springs, MD 20910

INDEPENDENT ACCOUNTANTS
Briggs, Bunting & Dougherty, LLP
Two Penn Center Plaza
Philadelphia, PA 19102

LEGAL COUNSEL
Seyfarth Shaw, LLP
55 East Monroe St., Suite 4200
Chicago, IL 60603-5803

TRANSFER AGENT
Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, IN 46204

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202





















This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

ITEM 2. CODE OF ETHICS.  Not applicable


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  Not applicable


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not applicable


ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable - schedule filed with Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.


ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The fund's Board, which is comprised entirely of independent Trustees, serves the function normally served by nominating committees. Consequently, there is no nominating committee, nor nominating committee charter. The Funds do not elect trustees annually, since each trustee serves until retirement, removal, resignation or death. The Board reviews and nominates persons to serve as members of the Board of Trustees, and reviews and makes recommendations concerning the compensation of the independent Trustees. When the Board determines to seek a candidate to become a trustee, the Board will review men or women of proven character and talents who qualify as an independent trustee. The specific talents sought by the Board will depend on perceived needs at the time the vacancy arises. The Board has the authority to retain third parties that may receive compensation for identifying or evaluating candidates. When the Board seeks a candidate, it may consider recommendations of qualified candidates from a variety of sources, including other trustees, the adviser and shareholders. Shareholders may propose nominees by writing to the Secretary of the Trust, at 8720 Georgia Ave, Suite 808, Silver Springs, MD 20910.


ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)   Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Lake Forest Funds

By
*      /s/ Eugene Profit
 ------------------------------------------------------------------------------
         Eugene Profit, President

Date      11/09/04
    ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*        /s/ Eugene Profit
 ------------------------------------------------------------------------------
         Eugene Profit, President

Date       11/09/04
    ---------------------------------------------------------------------------

By
*           /s/ Eugene Profit
 ------------------------------------------------------------------------------
         Eugene Profit, Treasurer

Date        11/09/04
    ---------------------------------------------------------------------------